Commitments and Contingencies - Future Minimum Lease Payments (Details) - USD ($)	Sep. 30, 2022	Dec. 31, 2021
Commitments and Contingencies.
2022		$ 266,500
2023		273,163
2024		279,992
2025		286,991
2026		294,166
Thereafter		1,273,734
Total	$ 2,475,000	$ 2,674,546